Expense Example, No Redemption	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 10 Years
USD ($)	290	428	579	1,017	143	443	766	1,475	51	160	280	628	547	700	867	1,350	152	471	813	1,576	60	189	329	738	292	435	590	1,041	145	449	776	1,497	53	167	291	653